SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Schedule of supplemental disclosure with respect to cash flows

	2021	2020
Non-cash transactions and other supplemental disclosures:
Warrants issued upon acquisition of property	$—	$11,326
Shares issued upon acquisition of property	$—	$59,400
Equipment acquired upon acquisition of property	$—	$126
StrikePoint shares received in settlement of receivable	$—	$750
Capital asset additions included in accounts payable and accrued liabilities	$282	$6,272